UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2005
Check here if Amendment [x] Amendment Number: 1
This Amendment: [X] is a restatement.
		[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: OSBORNE PARTNERS CAPITAL MANAGEMENT, LLC.
Address:
580 CALIFORNIA STREET, SUITE 1900
SAN FRANCISCO, CA 94104
Form 13F File Number: 028-05208
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: SHANNON LEMON
Title: CCO
Phone: 415-627-0737
Signature, Place, and Date of Signing:

/s/ SHANNON S. LEMON   SAN FRANCISCO, CA  JUNE 28, 2010

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 116
Form 13F Information Table Value Total: 248747(x$1000)
List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      521     7100 SH       Sole                     7100
Abbott Labs                    COM              002824100     1836    43300 SH       Sole                    43300
Activision Blizzard Inc        COM              00507V109      282    13810 SH       Sole                    13810
Adobe Sys Inc                  COM              00724F101     2161    72400 SH       Sole                    72400
Affiliated Computer Svcs       COM              008190100     1551    28400 SH       Sole                    28400
Aflac Inc                      COM              001055102      341     7530 SH       Sole                     7530
Agilent Technologies           COM              00846U101      323     9873 SH       Sole                     9873
Ambac Financial Group          COM              023139108      425     5900 SH       Sole                     5900
American Express Co            COM              025816109     5524    96165 SH       Sole                    96165
American International Group   COM              026874107     6219   100373 SH       Sole                   100373
Amgen Inc                      COM              031162100     2865    35956 SH       Sole                    35956
Applied Biosystems OLD         COM              380201038      742    31910 SH       Sole                    31910
Applied Materials Inc          COM              038222105     1381    81454 SH       Sole                    81454
Automatic Data Processing Inc  COM              053015103      611    14200 SH       Sole                    14200
Avery Dennison Corp            COM              053611109      367     7000 SH       Sole                     7000
Avon Products Inc              COM              054303102     1557    57650 SH       Sole                    57650
Bank of America                COM              060505104     1439    34174 SH       Sole                    34174
Bed Bath & Beyond              COM              075896100     1541    38350 SH       Sole                    38350
Biomet Inc                     COM              090613100      249     7175 SH       Sole                     7175
BP Plc Sponsored ADR           COM              055622104     5663    79926 SH       Sole                    79926
Brinker Intl Inc               COM              109641100      308     8200 SH       Sole                     8200
Burlington Northern            COM              12189T104      394     6593 SH       Sole                     6593
Carnival Corp                  COM              143658300     3579    71601 SH       Sole                    71601
Caterpillar Inc                COM              149123101      411     7000 SH       Sole                     7000
Chevron Corp                   COM              166764100     7296   112718 SH       Sole                   112718
Childrens Place Stores         COM              168905107      281     7900 SH       Sole                     7900
Cigna Corp                     COM              125509109      265     2250 SH       Sole                     2250
Cintas Corp Ohio               COM              172908105      357     8700 SH       Sole                     8700
Cisco Systems                  COM              17275r102     3490   194753 SH       Sole                   194753
Citigroup Inc                  COM              172967101     3131    68790 SH       Sole                    68790
Coca Cola Co                   COM              191216100     1197    27722 SH       Sole                    27722
Corning Inc                    COM              219350105      766    39633 SH       Sole                    39633
Deere & Co                     COM              244199105      306     5000 SH       Sole                     5000
Dell Inc                       COM              24702R101     2285    66808 SH       Sole                    66808
Disney Walt Co                 COM              254687106     1555    64450 SH       Sole                    64450
Dollar Tree Stores             COM              256746108      312    14400 SH       Sole                    14400
Dow Chem Co                    COM              260543103      545    13071 SH       Sole                    13071
Du Pont de Nemours             COM              263534109     1416    36154 SH       Sole                    36154
Electronic Arts, Inc.          COM              285512109     3174    55800 SH       Sole                    55800
Eli Lilly&Co                   COM              532457108     1255    23458 SH       Sole                    23458
Emerson Elec Co                COM              291011104      413     5750 SH       Sole                     5750
Exxon Mobil Corp               COM              30231G102    10171   160079 SH       Sole                   160079
Federal Natl Mtg Assn          COM              313586109     1257    28050 SH       Sole                    28050
First Data Corp                COM              319963104     2724    68091 SH       Sole                    68091
Fiserv Inc                     COM              337738108     4626   100849 SH       Sole                   100849
Flextronics Intl Ltd           COM              Y2573F102     2862   222700 SH       Sole                   222700
Franklin Res Inc               COM              354613101      373     4443 SH       Sole                     4443
General Electric Co            COM              369604103    16240   482318 SH       Sole                   482318
Gillette Co                    COM              375766102      378     6500 SH       Sole                     6500
Goldman Sachs Group            COM              38141g104      602     4950 SH       Sole                     4950
Harley Davidson Inc            COM              412822108      948    19572 SH       Sole                    19572
Hewlett Packard Co.            COM              428236103     2110    72244 SH       Sole                    72244
Home Depot, Inc.               COM              437076102     2129    55825 SH       Sole                    55825
Honeywell Inc                  COM              438516106      262     7000 SH       Sole                     7000
Intel Corp                     COM              458140100     4916   199443 SH       Sole                   199443
International Game Technology  COM              459902102      651    24100 SH       Sole                    24100
Intl Business Mach             COM              459200101     5637    70266 SH       Sole                    70266
Intuit                         COM              461202103     2321    51800 SH       Sole                    51800
Jacobs Engr Group Inc          COM              469814107      586     8700 SH       Sole                     8700
Jefferson Pilot Corp           COM              475070108      699    13668 SH       Sole                    13668
Johnson & Johnson              COM              478160104     5926    93647 SH       Sole                    93647
Johnson Controls Inc           COM              478366107      645    10400 SH       Sole                    10400
JPMorgan Chase & Co            COM              46625H100      974    28694 SH       Sole                    28694
Key Tronic Inc                 COM              493144109      358    87000 SH       Sole                    87000
Kinder Morgan Inc              COM              49455P101      204     2125 SH       Sole                     2125
Lehman Brothers Holdings Inc   COM              524908100      549     4712 SH       Sole                     4712
Linear Technology              COM              535678106     1259    33500 SH       Sole                    33500
Maxim Integrated Inc           COM              57772K101     2529    59292 SH       Sole                    59292
MBNA Corp                      COM              55262L100      296    12000 SH       Sole                    12000
Medtronic Inc                  COM              585055106     4877    90946 SH       Sole                    90946
Merck & Co                     COM              589331107      334    12264 SH       Sole                    12264
Mgic Invt Corp Wis             COM              552848103      241     3750 SH       Sole                     3750
Microsoft Corp.                COM              594918104     5915   229899 SH       Sole                   229899
Miller Herman Inc              COM              600544100      467    15400 SH       Sole                    15400
Moody's                        COM              615369105      245     4800 SH       Sole                     4800
Morgan Stanley                 COM              617446448      843    15632 SH       Sole                    15632
Nike Inc Cl B                  COM              654106103      800     9800 SH       Sole                     9800
Noble Energy, Inc.             COM              655044105      563    12000 SH       Sole                    12000
Nokia Corp ADR                 COM              654902204     2585   152850 SH       Sole                   152850
Novartis A G ADR               COM              66987V109      316     6200 SH       Sole                     6200
Omnicom Group Inc              COM              681919106     3221    38517 SH       Sole                    38517
Oracle Corp.                   COM              68389x105      507    40850 SH       Sole                    40850
Pepsico, Inc.                  COM              713448108     5835   102885 SH       Sole                   102885
Pfizer, Inc.                   COM              717081103     3764   150744 SH       Sole                   150744
Pharma Product Dev Inc         COM              717124101      282     4900 SH       Sole                     4900
Procter & Gamble Co            COM              742718109     7724   129908 SH       Sole                   129908
Qualcomm Inc                   COM              747525103     2056    45950 SH       Sole                    45950
Royal Dutch Shell Plc Spons AD COM              780259206      853    13000 SH       Sole                    13000
SBC Communications Inc         COM                             242    10106 SH       Sole                    10106
Schlumberger Ltd               COM              806857108      536     6350 SH       Sole                     6350
Staples, Inc.                  COM              855030102     1277    59919 SH       Sole                    59919
Starbucks Corp                 COM              855244109     3621    72273 SH       Sole                    72273
State Street Corp.             COM              857477103      773    15800 SH       Sole                    15800
Stryker Corp                   COM              863667101     2827    57200 SH       Sole                    57200
Sysco Corp                     COM              871829107      612    19500 SH       Sole                    19500
The Charles Schwab Corp        COM                            1275    88363 SH       Sole                    88363
Tiffany & Co                   COM              886547108     2132    53600 SH       Sole                    53600
True Religion Apparel          COM              89784N104      300    18000 SH       Sole                    18000
Tyco International Ltd.        COM              h89128104     4392   157687 SH       Sole                   157687
U.S. Bancorp                   COM              902973304      714    25421 SH       Sole                    25421
Varian Med Sys Inc             COM              92220P105     2580    65300 SH       Sole                    65300
Verizon Comm                   COM              92343V104      374    11430 SH       Sole                    11430
Viacom Inc Cl B                COM              92553P201      287     8700 SH       Sole                     8700
Vodafone Grp ADR               COM              92857W209     2505    96467 SH       Sole                    96467
Wal Mart Stores Inc            COM              931142103     3717    84830 SH       Sole                    84830
Walgreen Co                    COM              931422109     2206    50779 SH       Sole                    50779
Weatherford                    COM              g95089101     2643    38488 SH       Sole                    38488
Wellpoint Health Networks      COM              94973V107      303     4000 SH       Sole                     4000
Wells Fargo & Co               COM              949746101    17511   298979 SH       Sole                   298979
Wyeth                          COM              983024100      773    16700 SH       Sole                    16700
Chestnut Str Exch Fd Sh Partsh                  166668103    12309 37432.300 SH      Sole                37432.300
iShares Russell 2000 Index Fun                  464287655      671    10100 SH       Sole                    10100
Midcap SPDR Tr Ser 1                            595635103      441     3370 SH       Sole                     3370
Nasdaq-100 Trusts Shares                        631100104      255     6450 SH       Sole                     6450
SPDR Tr Unit Ser 1                              78462F103     1126     9155 SH       Sole                     9155
The Individuals' Venture Fund                                  350   350000 SH       Sole                   350000